Financial instruments - Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 285,361
Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	274,598
Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	9,649
Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,114	[1]
2024
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	14,763
2024 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528
2024 | Accounts payable and accrued liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	9,649
2024 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	586	[1]
2025
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,837
2025 | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,528
2025 | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	309	[1]
2026 and later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	265,761
2026 and later | Convertible senior notes
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	265,542
2026 and later | Obligations under office leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 219	[1]

[1]	¹Include principal and interest/finance charges.